EQUITY - Common and preferred shares outstanding (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital
Shares exercise period when not a public offering	30 days
Shares exercise period for public offering	10 days
Total capital	R$ 19,249,181	R$ 19,249,181
Common shares
Capital
Authorized capital	1,500,000,000
Shares subscribed and paid up	573,627,483
Reconciliations of common and preferred outstanding shares
Number of shares outstanding at beginning of the year	571,929,945	571,929,945	571,929,945
Acquisition of Treasury shares	0	0	0
Exercise of stock options	0	0	0
Transfer of shares	0	0	0
Number of shares outstanding at end of period	571,929,945	571,929,945	571,929,945
Preferred shares
Capital
Authorized capital	3,000,000,000
Shares subscribed and paid up	1,146,031,245
Reconciliations of common and preferred outstanding shares
Number of shares outstanding at beginning of the year	1,137,018,570	1,114,744,538	1,132,613,562
Acquisition of Treasury shares		(10,000,000)	(19,923,200)
Exercise of stock options	308,614	2,274,032	2,054,176
Transfer of shares		30,000,000
Number of shares outstanding at end of period	1,137,327,184	1,137,018,570	1,114,744,538